Derivative instruments (Cross-currency Interest Rate Swap) (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 BRL (R$)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 BRL (R$)
Derivative [Line Items]
Payments for derivative instrument	$ 0	$ 0	$ 40,822
JP Morgan Chase Bank, N.A. | Cross-currency interest rate swap | Cash Flow Hedging
Derivative [Line Items]
Payments for derivative instrument			2,689
Amount deferred in accumulated other comprehensive loss			$ 677
Cross-Currency Interest Rate Swap Originated November 2013 | JP Morgan Chase Bank, N.A. | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Payable Amount | R$					R$ 108,000
Cross-Currency Interest Rate Swap Originated November 2013 | JP Morgan Chase Bank, N.A. | Cross-currency interest rate swap | Receivable | Cash Flow Hedging
Derivative [Line Items]
Receivable Amount				$ 35,400
Interest rate				4.38%	4.38%
Cross-Currency Interest Rate Swap Originated November 2013 | Brazil Real | JP Morgan Chase Bank, N.A. | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Interest rate				13.00%	13.00%
Cross-Currency Interest Rate Swap Originated June 2017 | JP Morgan Chase Bank, N.A. | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Payable Amount | R$					R$ 98,670
Cross-Currency Interest Rate Swap Originated June 2017 | JP Morgan Chase Bank, N.A. | Cross-currency interest rate swap | Receivable | Cash Flow Hedging
Derivative [Line Items]
Receivable Amount				$ 30,000
Interest rate				6.02%	6.02%
Cross-Currency Interest Rate Swap Originated June 2017 | Brazil Real | JP Morgan Chase Bank, N.A. | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Interest rate				13.00%	13.00%
Cross-Currency Interest Rate Swap Originated July 2017 | Citibank N.A. | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Payable Amount | R$					R$ 94,200
Cross-Currency Interest Rate Swap Originated July 2017 | Citibank N.A. | Cross-currency interest rate swap | Receivable | Cash Flow Hedging
Derivative [Line Items]
Receivable Amount				$ 30,000
Interest rate				6.29%	6.29%
Cross-Currency Interest Rate Swap Originated July 2017 | Brazil Real | Citibank N.A. | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Interest rate				13.00%	13.00%
Subsidiaries | Banco Santander S.A. | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Payable Amount | R$							R$ 155,500
Subsidiaries | Banco Santander S.A. | Cross-currency interest rate swap | Receivable | Cash Flow Hedging
Derivative [Line Items]
Receivable Amount						$ 50,000
Interest rate						6.91%	6.91%
Subsidiaries | Brazil Real | Banco Santander S.A. | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Interest rate						13.77%	13.77%
Subsidiaries | Cross-Currency Interest Rate Swap Originated November 2013 | BAML | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Payable Amount | R$							R$ 156,250
Subsidiaries | Cross-Currency Interest Rate Swap Originated November 2013 | BAML | Cross-currency interest rate swap | Receivable | Cash Flow Hedging
Derivative [Line Items]
Receivable Amount						$ 50,000
Interest rate						6.91%	6.91%
Subsidiaries | Cross-Currency Interest Rate Swap Originated November 2013 | Brazil Real | BAML | Cross-currency interest rate swap | Payable | Cash Flow Hedging
Derivative [Line Items]
Interest rate						13.64%	13.64%